Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through January 1, 2026 and the date on which these consolidated financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in these consolidated financial statements.